Restructuring (Tables)	12 Months Ended
Apr. 30, 2011
Restructuring (Tables) [Abstract]
Restructuring and related charges
The following table summarizes the restructuring activity, including the reserves established and the total amount expected to be incurred.

			Site Preparation
	Long-Lived	Employee	and Equipment	Production
	Asset Charges	Separation	Relocation	Start-up	Other Costs	Total

Total expected restructuring charge	$118,000	$60,000	$23,500	$23,000	$10,500	$235,000

Balance at May 1, 2009	$—	$—	$—	$—	$—	$—
Charge to expense	3,870	1,139	407	16	279	5,711
Cash payments	—	(50)	(407)	(16)	(279)	(752)
Noncash utilization	(3,870)	—	—	—	—	(3,870)

Balance at April 30, 2010	$—	$1,089	$—	$—	$—	$1,089
Charge to expense	53,569	36,010	6,192	5,194	992	101,957
Cash payments	—	(18,361)	(6,192)	(5,194)	(992)	(30,739)
Noncash utilization	(53,569)	(8,540)	—	—	—	(62,109)

Balance at April 30, 2011	$—	$10,198	$—	$—	$—	$10,198

Remaining expected restructuring charge	$60,561	$22,851	$16,901	$17,790	$9,229	$127,332